Intangible assets (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[1]	$ 100,864,817
Amortization		6,633,957	$ 2,192,024	[1]	$ 659,390
Ending balance		1,756,300	100,864,817	[1]
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		122,006,554	20,918,359
Acquisitions under business combinations (note 4), as previously stated			101,712,420
Additions		2,383,550
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(635,721)
Transfers to assets held for resale		(94,948,759)
Effect of movements in exchange rates		(8,088,282)	(624,225)
Ending balance		20,717,342	122,006,554		20,918,359
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		21,141,737	19,506,367
Amortization		6,633,957	2,192,024
Transfers to assets held for resale		(7,121,157)
Effect of movements in exchange rates		(1,693,495)	(556,654)
Ending balance		18,961,042	21,141,737		19,506,367
Licenses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0
Ending balance		1,756,300	0
Licenses | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	0
Acquisitions under business combinations (note 4), as previously stated			0
Additions		2,383,550
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(635,721)
Disposals		0
Effect of movements in exchange rates		8,471	0
Ending balance		1,756,300	0		0
Licenses | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	0
Amortization		0	0
Disposals		0
Effect of movements in exchange rates		0	0
Ending balance		0	0		0
Patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance		9,691,300
Ending balance		0	9,691,300
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		25,012,530	15,708,549
Acquisitions under business combinations (note 4), as previously stated			0
Additions		0
Disposals		0
Transfers to assets held for resale		(9,122,874)
Effect of movements in exchange rates		(1,650,944)	(468,759)
Reclassified for finalization of purchase price allocation (note 4)			9,772,740
Ending balance		14,238,712	25,012,530		15,708,549
Patents | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		15,321,230	14,781,836
Amortization		637,406	886,217
Disposals		0
Transfers to assets held for resale		(684,216)
Effect of movements in exchange rates		(1,035,708)	(428,263)
Reclassified for finalization of purchase price allocation (note 4)			81,440
Ending balance		14,238,712	15,321,230		14,781,836
Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0
Ending balance		0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,296,192	4,428,338
Acquisitions under business combinations (note 4), as previously stated			0
Additions		0
Disposals		0
Effect of movements in exchange rates		(282,211)	(132,146)
Ending balance		4,013,981	4,296,192		4,428,338
Trademarks | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		4,296,192	4,015,852
Amortization		0	394,461
Disposals		0
Effect of movements in exchange rates		(282,211)	(114,121)
Ending balance		4,013,981	4,296,192		4,015,852
Customer list
Disclosure of detailed information about intangible assets [line items]
Beginning balance		6,658,042
Ending balance		0	6,658,042
Customer list | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		7,472,143	781,472
Acquisitions under business combinations (note 4), as previously stated			0
Additions		0
Disposals		0
Transfers to assets held for resale		(6,267,525)
Effect of movements in exchange rates		(496,269)	(23,320)
Reclassified for finalization of purchase price allocation (note 4)			6,713,991
Ending balance		708,349	7,472,143		781,472
Customer list | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		814,101	708,679
Amortization		437,904	69,612
Disposals		0
Transfers to assets held for resale		(470,064)
Effect of movements in exchange rates		(73,592)	(20,139)
Reclassified for finalization of purchase price allocation (note 4)			55,949
Ending balance		708,349	814,101		708,679
Approved ANDAs
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,493,116
Ending balance			1,493,116
Approved ANDAs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,505,664	0
Acquisitions under business combinations (note 4), as previously stated			0
Additions		0
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0
Transfers to assets held for resale		(1,405,541)
Effect of movements in exchange rates		(100,123)	0
Reclassified for finalization of purchase price allocation (note 4)			1,505,664
Ending balance		0	1,505,664		0
Approved ANDAs | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		12,548	0
Amortization		98,203	0
Transfers to assets held for resale		(105,416)
Effect of movements in exchange rates		(5,335)	0
Reclassified for finalization of purchase price allocation (note 4)			12,548
Ending balance		0	12,548		0
Acquired in process research and development
Disclosure of detailed information about intangible assets [line items]
Beginning balance		83,022,359
Ending balance		0	83,022,359
Acquired in process research and development | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		83,720,025	0
Acquisitions under business combinations (note 4), as previously stated			0
Additions		0
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0
Transfers to assets held for resale		(78,152,819)
Effect of movements in exchange rates		(5,567,206)	0
Reclassified for finalization of purchase price allocation (note 4)			83,720,025
Ending balance		0	83,720,025		0
Acquired in process research and development | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		697,666	0
Amortization		5,460,444	0
Transfers to assets held for resale		(5,861,461)
Effect of movements in exchange rates		(296,649)	0
Reclassified for finalization of purchase price allocation (note 4)			697,666
Ending balance		0	697,666		0
Acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance		100,864,817
Amortization		6,633,940	841,754
Ending balance		0	100,864,817
Acquired intangible assets | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	0
Acquisitions under business combinations (note 4), as previously stated			101,712,420
Additions		0
Disposals		0
Effect of movements in exchange rates		0	0
Reclassified for finalization of purchase price allocation (note 4)			(101,712,420)
Ending balance		0	0		0
Acquired intangible assets | Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	0
Amortization		0	841,734
Disposals		0
Effect of movements in exchange rates		0	5,869
Reclassified for finalization of purchase price allocation (note 4)			(847,603)
Ending balance		$ 0	$ 0		$ 0

[1]	Restated